Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) - Forecast [Member] - USD ($)	Dec. 30, 2024	Nov. 06, 2024	Sep. 30, 2024	Aug. 01, 2024
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Pre-money enterprise valuation amount				$ 6,200,000,000
Common stock vote		Pursuant to this agreement, the Sponsor and Sponsor Persons agreed to, among other things, vote at least 2,237,876 shares of WTMA Common Stock
Issued and outstanding shares percentage		67.84%
Promissory Note [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Principal amount	$ 448,287		$ 192,069
Debt Facility [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Debt facility amount				6,200,000,000
PIPE Anchor Equity Investment [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Equity investment				$ 500,000,000